Non-cash stock-based compensation - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding, beginning balance	909,113	922,701
Option outstanding, granted	342,900	354,770
Option outstanding, exercised/vested		(191,658)
Option outstanding, forfeited, cancelled or expired	(36,112)	(176,700)
Option outstanding, ending balance	1,215,901	909,113
Weighted average exercise price per share, beginning balance	€ 11.18	€ 14.15
Weighted average exercise price per share, granted	3.08	2.79
Weighted average exercise price per share, exercised		17.96
Weighted average exercise price per share, cancelled, forfeited or expired	11.1	13.99
Weighted average exercise price per share, ending balance	€ 8.9	€ 11.18